Changes in Operating Working Capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CHANGES IN OPERATING WORKING CAPITAL
Decrease (increase) in accounts receivable	$ 101	$ (251)
(Increase) decrease in inventories	(50)	63
(Increase) decrease in other current assets	(32)	274
Decrease in accounts payable and other	(81)	(120)
Decrease in operating working capital	$ (62)	$ (34)